Satellites and Other Property and Equipment - Schedule of Satellites and Other Property and Equipment, Net (Detail) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Property, Plant and Equipment [Line Items]
Satellites and other property and equipment, cost	$ 9,326,672	$ 8,590,003	$ 7,858,440
Less: accumulated depreciation	(2,923,594)	(2,447,272)	(1,861,157)
Satellites and other property and equipment, net	6,403,078	6,142,731	5,997,283
Satellites and launch vehicles [Member]
Property, Plant and Equipment [Line Items]
Satellites and other property and equipment, cost	8,517,246	7,825,259	7,145,919
Information systems and ground segment [Member]
Property, Plant and Equipment [Line Items]
Satellites and other property and equipment, cost	517,551	480,002	429,888
Buildings and other [Member]
Property, Plant and Equipment [Line Items]
Satellites and other property and equipment, cost	$ 291,875	$ 284,742	$ 282,633